SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance for expected credit losses
Allowance for credit losses	$ 18,500	$ 18,100	$ 0
Property, plant and equipment
Interest expense capitalized	0	0	0
Inventories
Inventory write-down	21,523	81,398	4,519
Prepaid land use rights
Lease expenses	3,400	3,300	2,400
Long-lived assets impairment
Impairment losses	0	175,600	0
Notes payable
Notes payable	103,035	6,822
Revenue recognition
Contract with customer, liability	61,994	58,676
Contract with customer, liability, revenue recognized	37,200	149,000
Advances from customers expected to be recognized in revenue	62,000
Government subsidies
Unrestricted cash government subsidies received	4,100	3,300	85,500
Foreign currency translation
Aggregate amount of cash and cash equivalents, restricted cash, short-term investment and fixed term deposit denominated in RMB	2,066,600	2,135,200
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue recognition
Advances from customers expected to be recognized in revenue	$ 48,800
Expected timing of satisfaction, period	1 year
Shipping and handling
Shipping and handling
Cost of goods and services sold	$ 6,900	$ 11,400	$ 14,300